Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	35
30/360 Days	30
Actual/360 Days	33

I.   ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II.   POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$55,826,825.39	0.1604219	$40,853,035.18	0.1173938	$14,973,790.21
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$248,666,825.39	0.2181594	$233,693,035.18	0.2050227	$14,973,790.21

Weighted Avg. Coupon (WAC)	3.26%		3.27%
Weighted Avg. Remaining Maturity (WARM)	27.72		26.79
Pool Receivables Balance	$273,936,777.00		$258,347,547.62
Remaining Number of Receivables	31,990		31,343

Adjusted Pool Balance	$265,893,629.73		$250,919,839.52

III.   COLLECTIONS

Principal:
Principal Collections	$15,090,524.09
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$356,072.50
Total Principal Collections	$15,446,596.59

Interest:
Interest Collections	$744,605.47
Late Fees & Other Charges	$43,086.08
Interest on Repurchase Principal	$-
Total Interest Collections	$787,691.55

Collection Account Interest	$3,014.16
Reserve Account Interest	$593.74
Servicer Advances	$-

Total Collections	$16,237,896.04

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	35
30/360 Days	30
Actual/360 Days	33

IV.   DISTRIBUTIONS

Total Collections	$16,237,896.04
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$16,237,896.04

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$228,280.65	$-	$228,280.65	$228,280.65
	Collection Account Interest					$3,014.16
	Late Fees & Other Charges					$43,086.08
Total due to Servicer						$274,380.89

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$36,752.66		$36,752.66
	Class A-4 Notes		$127,479.00		$127,479.00

	Total Class A interest:		$164,231.66		$164,231.66	$164,231.66

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

	Available Funds Remaining:					$15,664,006.49

9.	Regular Principal Distribution Amount:					$14,973,790.21

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$14,973,790.21
	Class A-4 Notes				$-
	Class A Notes Total:		$14,973,790.21		$14,973,790.21
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$14,973,790.21		$14,973,790.21

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					690,216.28

V.   YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,043,147.27
Beginning Period Amount	$8,043,147.27
Current Period Amortization	$615,439.17
Ending Period Required Amount	$7,427,708.10
Ending Period Amount	$7,427,708.10
Next Distribution Date Required Amount	$6,837,772.45

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	35
30/360 Days	30
Actual/360 Days	33

VI.   RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII.   OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	6.48%	6.87%	6.87%

VIII.   DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.21%	30,781	97.19%	$251,080,411.88
30 - 60 Days	1.43%	449	2.23%	$5,753,970.84
61 - 90 Days	0.31%	96	0.52%	$1,332,489.42
91-120 Days	0.05%	17	0.07%	$180,675.48
121 + Days	0.00%	0	0.00%	$-
Total		31,343		$258,347,547.62

Delinquent Receivables 30+ Days Past Due
Current Period	1.79%	562	2.81%	$7,267,135.74
1st Preceding Collection Period	1.68%	536	2.59%	$7,082,918.22
2nd Preceding Collection Period	1.68%	550	2.53%	$7,318,140.01
3rd Preceding Collection Period	1.58%	529	2.41%	$7,381,113.15
Four-Month Average	1.68%		2.58%

Repossession in Current Period		33		$314,020.20
Repossession Inventory		74		$240,116.88

Current Charge-Offs
Gross Principal of Charge-Offs				$498,705.29
Recoveries				$(356,072.50)
Net Loss				$142,632.79

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.62%

Average Pool Balance for Current Period				$266,142,162.31

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.64%
1st Preceding Collection Period				1.26%
2nd Preceding Collection Period				0.88%
3rd Preceding Collection Period				0.72%
Four-Month Average				0.87%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	51	1,847	$28,583,992.68
Recoveries	41	1,626	$(15,935,046.67)
Net Loss			$12,648,946.01
Cumulative Net Loss as a % of Initial Pool Balance			1.06%

Net Loss for Receivables that have experienced a Net Loss *	45	1,545	$12,699,094.46
Average Net Loss for Receivables that have experienced a Net Loss			$8,219.48

Principal Balance of Extensions			$1,641,823.36
Number of Extensions			125

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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